EQUITY (Summary of Restricted Stock Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EQUITY [Abstract]
Non-vested at January 1, 2014	65,862
Number of RSUs, Granted	49,500
Number of RSUs, Vested	(59,310)
Number of RSUs, Forfeited
Non-vested at December 31, 2014	56,052	65,862
Non-vested at January 1, 2014	$ 7.12
Fair value at grant date, RSU Granted	$ 11.47	$ 7.12	$ 11.15
Fair value at grant date, Vested	$ 7.71
Non-vested at December 31, 2014	$ 10.34	$ 7.12
Total fair value RSU vested	$ 457